File No. 333-31176

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 2

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 415
                  BANDWIDTH PORTFOLIO, SERIES 3
              E-INFRASTRUCTURE PORTFOLIO, SERIES 2
             GENOMICS & PROTEOMICS PORTFOLIO SERIES
               GLOBAL TECHNOLOGY PORTFOLIO SERIES
          SOFTWARE INNOVATIONS 2000 PORTFOLIO, SERIES 3
             WORLD WIDE WIRELESS PORTFOLIO, SERIES 2
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  May 31, 2002
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)



                                     FT 415
                          BANDWIDTH PORTFOLIO, SERIES 3
                                12,732,736 UNITS



PROSPECTUS
Part One
Dated May 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 415, Bandwidth Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of telecommunications companies that focus on bandwidth technologies. At April 16, 2002, each Unit represented a 1/12,732,736 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) including Income and Principal cash. At April 16, 2002, the Public Offering Price per Unit was $1.237 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.
-----------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-----------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 415
                          BANDWIDTH PORTFOLIO, SERIES 3
              SUMMARY OF ESSENTIAL INFORMATION AS OF APRIL 16, 2002
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                   12,732,736
Fractional Undivided Interest in the Trust per Unit             1/12,732,736
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                $15,331,758
   Aggregate Value of Securities per Unit                             $1.204
   Income and Principal cash (overdraft) in the Portfolio         $(126,960)
   Income and Principal cash (overdraft) per Unit                    $(.010)
   Sales Charge 3.627% (3.5% of Public Offering Price,
      including Income and Principal cash)                             $.043
   Public Offering Price per Unit                                     $1.237
Redemption Price and Sponsor Repurchase Price per Unit
   ($.043 less than the Public Offering Price per Unit)               $1.194

Date Trust Established                                         March 3, 2000
Mandatory Termination Date                                    March 15, 2005
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.

Trustee's Annual Fee:  $.0095 per Unit.

Creation and development fee: 0.25% of daily average net assets, maximum of 2.75% of a Unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.
A  Unit   holder  who  owns  at  least  1,000  Units  may  request  an  "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 415
Bandwidth Portfolio, Series 3


We have audited the statement of assets and liabilities of FT 415, Bandwidth Portfolio, Series 3 (the "Trust"), including the schedule of investments, as of January 31, 2002, and the related statements of operations and of changes in net assets for the year ended January 31, 2002 and for the period from March 3, 2000 (Initial Date of Deposit) to January 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 415, Bandwidth Portfolio, Series 3, at January 31, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from March 3, 2000 (Initial Date of Deposit) to January 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
May 15, 2002

                                     FT 415
                          BANDWIDTH PORTFOLIO, SERIES 3

                       STATEMENT OF ASSETS AND LIABILITIES

                                January 31, 2002



ASSETS

Securities, at fair value (cost, $97,809,540)                     $19,782,901
Cash                                                                  167,935
Dividends receivable                                                    3,313
Receivable from investment transactions                                51,914
                                                                  -----------
TOTAL ASSETS                                                      $20,006,063
                                                                  ===========


LIABILITIES AND NET ASSETS

Accrued liabilities                                               $    53,642
Unit redemptions payable                                               34,716
                                                                  -----------
TOTAL LIABILITIES                                                      88,358
                                                                  -----------

Net assets, applicable to 13,335,339 outstanding
      units of fractional undivided interest:
   Cost of Trust assets                                            97,809,540
   Net unrealized appreciation (depreciation)                     (78,026,639)
   Distributable funds (deficit)                                    7,028,278
   Less deferred sales charge                                      (6,653,492)
   Less organization costs                                           (239,982)
                                                                  -----------
                                                                   19,917,705
                                                                  -----------
TOTAL LIABILITIES AND NET ASSETS                                  $20,006,063
                                                                  ===========

Net asset value per unit                                               $1.494
                                                                  ===========

See notes to financial statements.

                                     FT 415
                          BANDWIDTH PORTFOLIO, SERIES 3

                             SCHEDULE OF INVESTMENTS

                                January 31, 2002



Number of                                                                          Fair
 Shares               Name of Issuer of Equity Securities (1)                      Value
                      COMMUNICATIONS SERVICES - 19%
                      -----------------------
 86,780 (2)           AT&T Corp.                                                   $ 1,536,006
 28,159 (2)           AT&T Wireless Services Inc.                                      323,829
 40,134               Level 3 Communications, Inc.                                     120,402
 76,031               Qwest Communications International Inc.                          798,326
  3,974 (3)           WorldCom, Inc. - MCI Group                                        49,238
 98,749 (3)           WorldCom, Inc. - WorldCom Group                                  992,427

                      COMMUNICATIONS EQUIPMENT - 17%
                      ------------------------
203,507               ADC Telecommunications, Inc.                                     993,114
  5,484               Avaya Inc.                                                        47,162
 66,198               Lucent Technologies Inc.                                         432,935
 78,149 (4)           Nortel Networks Corporation                                      565,799
 88,483               Tellabs, Inc.                                                  1,367,947

                      FIBER OPTICS - 7%
                      ------------
 56,713               CIENA Corporation                                                720,255
 33,580               Harmonic Inc.                                                    448,293
 34,477               JDS Uniphase Corporation                                         241,339

                      NETWORKING PRODUCTS - 10%
                      -------------------
 70,902               Cisco Systems, Inc.                                            1,403,860
 34,254               Juniper Networks, Inc.                                           524,771
 29,346               Redback Networks Inc.                                            141,448

                      SEMICONDUCTORS - 18%
                      --------------
 71,758               Applied Micro Circuits Corporation                               729,779
 22,619               Broadcom Corporation (Class A)                                   960,629
 56,318               Conexant Systems, Inc.                                           734,387
 23,929 (4)           PMC-Sierra, Inc.                                                 571,185
 48,180               Vitesse Semiconductor Corporation                                605,622

                      WIRELESS COMMUNICATIONS - 28%
                      -----------------------
184,558               L.M. Ericsson AB (ADR)                                           800,982
 81,916               Motorola, Inc.                                                 1,090,302
 87,746               Nokia Oy (ADR)                                                 2,057,644
 34,562               QUALCOMM Inc.                                                  1,525,220
                                                                                   -----------
                      Total investments (total cost $97,809,540) - 99%             $19,782,901
                                                                                   ===========


                                     FT 415
                          BANDWIDTH PORTFOLIO, SERIES 3

                       SCHEDULE OF INVESTMENTS (continued)

                                January 31, 2002





(1)     Percentages are calculated based on net assets.

(2) In July 2001, AT&T Corp. ("AT&T"), one of the Trust's original holdings, spun off AT&T Wireless Services, Inc. ("AT&T Wireless"). Each shareholder of AT&T received .3218 shares of AT&T Wireless for each share of AT&T held.

(3) In June 2001, WorldCom, Inc. ("WorldCom"), one of the Trust's original holdings, spun off WorldCom, Inc. - MCI Group ("WorldCom - MCI"). Each shareholder of WorldCom received .04 shares of WorldCom - MCI for each share of WorldCom held. Concurrently, WorldCom, Inc. changed its name to WorldCom, Inc. - WorldCom Group.

(4) This Security represents the common stock of a foreign company that trades directly on a U.S. national securities exchange.


















See notes to financial statements.

                                     FT 415
                          BANDWIDTH PORTFOLIO, SERIES 3

                            STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                 March 3, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                    January 31,    January 31,
                                                       2002            2001

Dividend income (net of foreign taxes withheld
    of $11,452 and $3,475 in 2002 and 2001,
    respectively)                                 $     71,172    $    118,164

Expenses:
    Trustee and other service fees                    (186,562)       (148,709)
    Creation and development fees                      (81,365)       (251,887)
    Evaluator's fees                                   (37,633)        (44,572)
    Supervisory fees                                   (45,694)        (53,448)
    Administrative fees                                (16,743)        (27,307)
    Other expenses                                     (20,040)              -
                                                  -----------------------------
    Total expenses                                    (388,037)       (525,923)
                                                  -----------------------------
        Investment income (loss) - net                (316,865)       (407,759)

Net gain (loss) on investments:
    Net realized gain (loss)                       (27,582,254)     (8,796,510)
    Change in net unrealized appreciation
        (depreciation)                             (24,778,838)    (53,247,801)
                                                  -----------------------------
                                                   (52,361,092)    (62,044,311)
                                                  -----------------------------

Net increase (decrease) in net assets
    resulting from operations                     $(52,677,957)   $(62,452,070)
                                                  ============================



See notes to financial statements.

                                     FT 415
                          BANDWIDTH PORTFOLIO, SERIES 3

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                                 March 3, 2000
                                                                  Year ended   (Initial Date of
                                                                  January 31,     Deposit) to
                                                                     2002      January 31, 2001
Net increase (decrease) in net assets
      resulting from operations:
    Investment income (loss) - net                            $   (316,865)       (407,759)
    Net realized gain (loss) on investments                    (27,582,254)     (8,796,510)
    Change in net unrealized appreciation
        (depreciation) on investments                          (24,778,838)    (53,247,801)
                                                              ----------------------------
    Net increase (decrease) in net assets
        resulting from operations                              (52,677,957)    (62,452,070)
                                                              ----------------------------
Units issued                                                             -     162,030,450
    Deferred sales charge                                                -      (6,648,282)
    Organization costs                                             (37,773)       (201,874)
                                                              ----------------------------
        Total                                                      (37,773)    155,180,294
                                                              ----------------------------
Unit redemptions                                                (6,703,846)    (13,532,779)

Distributions to unit holders:
    Investment income - net                                              -               -
    Principal from investment transactions                               -               -
                                                              ----------------------------
        Total distributions                                              -               -
                                                              ----------------------------
Total increase (decrease) in net assets                        (59,419,576)     79,195,445
Net assets:
    Beginning of the period                                     79,337,281         141,836
                                                              ----------------------------
    End of the period                                         $ 19,917,705    $ 79,337,281
                                                              ============================
Distributable funds (deficit) at end of the period            $  7,028,278    $  5,773,712
                                                              ============================
Trust units:
    Beginning of the period                                     16,550,232          14,887
    Issued                                                               -      18,966,520
    Redemptions                                                 (3,214,893)     (2,431,175)
                                                              ----------------------------
    End of the period                                           13,335,339      16,550,232
                                                              ============================
See notes to financial statements.

                                     FT 415
                          BANDWIDTH PORTFOLIO, SERIES 3

                          NOTES TO FINANCIAL STATEMENTS



1.    Organization

FT 415, Bandwidth Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of telecommunications companies that focus on bandwidth technologies.


2.    Significant Accounting Policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors, L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.25% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.75% of a unit holder's initial investment.

Organization costs -The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $239,982, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective February 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at January 31, 2002 follows:


                  Unrealized depreciation                      $(78,026,639)
                  Unrealized appreciation                                 -
                                                               ------------
                                                               $(78,026,639)
                                                               ============

4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.350 per unit which was paid to the Sponsor over a five-month period ended February 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the Public Offering Price, which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data for a unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                    Period from
                                                                   March 3, 2000
                                                                   (Initial Date
                                                    Year ended    of Deposit) to
                                                    January 31,     January 31,
                                                       2002            2001


Dividend income                                     $  .005         $  .007
Expenses                                              (.026)          (.033)
                                                    ------------------------
        Investment income (loss) - net                (.021)          (.026)

Distributions to unit holders:
    Investment income - net                              -                -
    Principal from investment transactions               -                -

Net gain (loss) on investments                       (3.279)         (4.708)
                                                   -------------------------
        Total increase (decrease) in net assets      (3.300)         (4.734)

Net assets:
    Beginning of the period                           4.794           9.528
                                                   -------------------------

    End of the period                                $1.494          $4.794
                                                   =========================

Total return                                        (68.84)%
Ratio of total expenses to average net assets          .83%
Ratio of net investment income (loss) to average
   net assets                                         (.67)%

                                     FT 415
                          BANDWIDTH PORTFOLIO, SERIES 3

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


            SPONSOR:                     Nike Securities L.P.
                                         1001 Warrenville Road
                                         Lisle, Illinois  60532
                                         (800) 621-1675

            TRUSTEE:                     JPMorgan Chase Bank
                                         4 Chase MetroTech Center, 3rd Floor
                                         Brooklyn, New York  11245

            LEGAL COUNSEL                Chapman and Cutler
            TO SPONSOR:                  111 West Monroe Street
                                         Chicago, Illinois  60603

            LEGAL COUNSEL                Carter, Ledyard & Milburn
            TO TRUSTEE:                  2 Wall Street
                                         New York, New York  10005

            INDEPENDENT                  Deloitte & Touche LLP
            AUDITORS:                    180 North Stetson Avenue
                                         Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 415
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 2
                                 2,429,177 UNITS



PROSPECTUS
Part One
Dated May 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 415, e-Infrastructure Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of companies which provide the infrastructure which helped build the Internet. At April 16, 2002, each Unit represented a 1/2,429,177 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) including Income and Principal cash. At April 16, 2002, the Public Offering Price per Unit was $1.612 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.
-----------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-----------------------------------------------------------------------------
                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 415
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 2
              SUMMARY OF ESSENTIAL INFORMATION AS OF APRIL 16, 2002
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                       2,429,177
Fractional Undivided Interest in the Trust per Unit                 1/2,429,177
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                    $3,845,848
   Aggregate Value of Securities per Unit                                $1.583
   Income and Principal cash (overdraft) in the Portfolio             $(66,353)
   Income and Principal cash (overdraft) per Unit                       $(.027)
   Sales Charge 3.627% (3.5% of Public Offering Price,
      including Income and Principal cash)                                $.056
   Public Offering Price per Unit                                        $1.612
Redemption Price and Sponsor Repurchase Price per Unit
   ($.056 less than the Public Offering Price per Unit)                  $1.556

Date Trust Established                                            March 3, 2000
Mandatory Termination Date                                       March 15, 2005
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.

Trustee's Annual Fee:  $.0095 per Unit.

Creation and development fee: 0.25% of daily average net assets, maximum of 2.75% of a Unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.
A  Unit   holder  who  owns  at  least  1,000  Units  may  request  an  "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 415
e-Infrastructure Portfolio, Series 2


We have audited the statement of assets and liabilities of FT 415, e-Infrastructure Portfolio, Series 2 (the "Trust"), including the schedule of investments, as of January 31, 2002, and the related statements of operations and of changes in net assets for the year ended January 31, 2002 and for the period from March 3, 2000 (Initial Date of Deposit) to January 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 415, e-Infrastructure Portfolio, Series 2, at January 31, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from March 3, 2000 (Initial Date of Deposit) to January 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
May 15, 2002

                                     FT 415
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 2

                       STATEMENT OF ASSETS AND LIABILITIES

                                January 31, 2002



ASSETS

Securities, at fair value (cost, $17,779,546)                      $5,192,965
Cash                                                                    6,174
Dividends receivable                                                      641
                                                                   ----------
TOTAL ASSETS                                                       $5,199,780
                                                                   ==========


LIABILITIES AND NET ASSETS

Accrued liabilities                                                $   15,494
Unit redemptions payable                                                2,468
                                                                   ----------
TOTAL LIABILITIES                                                      17,962
                                                                   ----------
Net assets, applicable to 2,584,900 outstanding
      units of fractional undivided interest:
   Cost of Trust assets                                            17,779,546
   Net unrealized appreciation (depreciation)                     (12,586,581)
   Distributable funds (deficit)                                    1,493,536
   Less deferred sales charge                                      (1,444,656)
   Less organization costs                                            (60,027)
                                                                  -----------
                                                                    5,181,818
                                                                  -----------
TOTAL LIABILITIES AND NET ASSETS                                   $5,199,780
                                                                  ===========
Net asset value per unit                                           $    2.005
                                                                  ===========



See notes to financial statements.

                                     FT 415
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 2

                             SCHEDULE OF INVESTMENTS

                                January 31, 2002




Number of                                                                           Fair
Shares               Name of Issuer of Equity Securities (1)                        Value
                      ACCESS/INFORMATION PROVIDERS - 14%
                      ----------------------------
 16,533 (3)           AT&T Corp.                                                    $  292,634
  5,371 (3)           AT&T Wireless Services, Inc.                                      61,767
 14,191               Qwest Communications International Inc.                          149,006
    761 (4)           WorldCom, Inc. - MCI Group                                         9,429
 19,047 (4)           WorldCom, Inc. - WorldCom Group                                  191,422

                      COMMUNICATIONS EQUIPMENT - 10%
                      ------------------------
  1,065               Avaya Inc.                                                         9,159
  6,576               JDS Uniphase Corporation                                          46,032
 12,195               Lucent Technologies Inc.                                          79,755
 15,086 (6)           Nortel Networks Corporation                                      109,222
 16,938               Tellabs, Inc.                                                    261,861

                      COMPUTERS & PERIPHERALS - 37%
                      -----------------------
  2,523               Agilent Technologies, Inc.                                        76,573
 20,055               Dell Computer Corporation                                        550,510
 15,529 (5)           EMC Corporation                                                  254,676
 13,207               Hewlett-Packard Company                                          292,007
 15,024               Intel Corporation                                                526,440
 18,204               Sun Microsystems, Inc.                                           195,875

                      NETWORKING PRODUCTS - 5%
                      -------------------
 13,492               Cisco Systems, Inc.                                              267,142
  5,667               Redback Networks, Inc.                                            27,315

                      SOFTWARE - 34%
                      --------
 10,640               BroadVision, Inc.                                                 24,153
 12,311 (2)(6)        Check Point Software Technologies Ltd.                           449,352
  5,974               Inktomi Corporation                                               35,665
    567 (5)           McDATA Corporation                                                14,062
  9,514               Microsoft Corporation                                            606,136
 26,456               Oracle Corporation                                               456,631
 13,666               RealNetworks, Inc.                                                88,966
  3,797               VeriSign, Inc.                                                   117,175
                                                                                    ----------
                      Total investments (total cost $17,779,546) - 100%             $5,192,965
                                                                                    ==========

                                     FT 415
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 2

                       SCHEDULE OF INVESTMENTS (continued)

                                January 31, 2002



(1)     Percentages are calculated based on net assets.

(2)     The number of shares reflects the effect of a three for two stock split.

(3) In July 2001, AT&T Corp. ("AT&T"), one of the Trust's original holdings, spun off AT&T Wireless Services, Inc. ("AT&T Wireless"). Each shareholder of AT&T received .3218 shares of AT&T Wireless for each share of AT&T held.

(4) In June 2001, WorldCom, Inc. ("WorldCom"), one of the Trust's original holdings, spun off WorldCom, Inc. - MCI Group ("WorldCom - MCI"). Each shareholder of WorldCom received .04 shares of WorldCom - MCI for each share of WorldCom held. Concurrently, WorldCom, Inc. changed its name to WorldCom, Inc. - WorldCom Group.

(5) In February 2001, EMC Corporation ("EMC"), one of the Trust's original holdings, spun off McDATA Corporation ("McDATA"). Each shareholder of EMC received .0368 shares of McDATA for each share of EMC held.

(6) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.




See notes to financial statements

                                     FT 415
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 2

                            STATEMENTS OF OPERATIONS




                                                                   Period from
                                                                  March 3, 2000
                                                                (Initial Date of
                                                   Year ended      Deposit) to
                                                   January 31,     January 31,
                                                      2002            2001

Dividend income (net of foreign taxes withheld
    of $104 in 2002)                              $  12,288       $  25,341

Expenses:
    Trustee and other service fees                  (42,464)        (32,604)
    Creation and development fees                   (18,427)        (52,629)
    Evaluator's fees                                 (7,859)         (9,766)
    Supervisory fees                                (11,802)         (9,509)
    Administrative fees                              (3,527)         (6,280)
    Other expenses                                  (13,815)              -
                                                    -----------------------
    Total expenses                                  (97,894)       (110,788)
                                                    -----------------------
        Investment income (loss) - net              (85,606)        (85,447)

Net gain (loss) on investments:
    Net realized gain (loss)                     (7,558,609)     (2,770,321)
    Change in net unrealized appreciation
        (depreciation)                             (659,394)    (11,927,187)
                                                  -------------------------
                                                 (8,218,003)    (14,697,508)
                                                  -------------------------

Net increase (decrease) in net assets
    resulting from operations                   $(8,303,609)   $(14,782,955)
                                                  =========================



See notes to financial statements.

                                     FT 415
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 2

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                                 March 3, 2000
                                                                  Year ended   (Initial Date of
                                                                  January 31,     Deposit) to
                                                                     2002      January 31, 2001
Net increase (decrease) in net assets
      resulting from operations:
    Investment income (loss) - net                             $   (85,606     $   (85,447)
    Net realized gain (loss) on investments                     (7,558,609)     (2,770,321)
    Change in net unrealized appreciation
        (depreciation) on investments                             (659,394)    (11,927,187)
                                                                 -------------------------
    Net increase (decrease) in net assets
        resulting from operations                               (8,303,609)    (14,782,955)
                                                                 -------------------------

Units issued                                                             -      35,214,121
    Deferred sales charge                                                -      (1,439,412)
    Organization costs                                              (6,781)        (52,909)
                                                                 -------------------------
        Total                                                       (6,781)     33,721,800
                                                                 -------------------------

Unit redemptions                                                (2,161,430)     (3,427,951)

Distributions to unit holders:
    Investment income - net                                              -               -
    Principal from investment transactions                               -               -
                                                                --------------------------
        Total distributions                                              -               -
                                                                --------------------------
Total increase (decrease) in net assets                        (10,471,820)     15,510,894

Net assets:
    Beginning of the period                                     15,653,638         142,744
                                                                --------------------------
    End of the period                                           $5,181,818     $15,653,638
                                                                ==========================
Distributable funds (deficit) at end of the period              $1,493,536      $1,365,492
                                                                ==========================
Trust units:
    Beginning of the period                                      3,467,319          14,982
    Issued                                                               -       4,112,607
    Redemptions                                                   (882,419)       (660,270)
                                                                 -------------------------
    End of the period                                            2,584,900       3,467,319
                                                                 =========================
See notes to financial statements

                                     FT 415
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 2

                          NOTES TO FINANCIAL STATEMENTS



1.    Organization

FT 415, e-Infrastructure Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of companies which provide the infrastructure which helped build the Internet.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.25% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.75% of a unit holder's initial investment.

Organization costs -The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $60,027 have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective February 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at January 31, 2002 follows:


                  Unrealized depreciation                    $(12,586,581)
                  Unrealized appreciation                               -
                                                             ------------
                                                             $(12,586,581)
                                                             ============

4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.350 per unit which was paid to the Sponsor over a five-month period ended February 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the Public Offering Price, which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data for a unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values that differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                  March 3, 2000
                                                                (Initial Date of
                                                   Year ended      Deposit) to
                                                   January 31      January 31,
                                                      2002            2001


Dividend income                                     $ .004          $ .007
Expenses                                             (.033)          (.032)
                                                    ----------------------
        Investment income (loss) - net               (.029)          (.025)

Distributions to unit holders:
    Investment income - net                             -                -
    Principal from investment transactions              -                -

Net gain (loss) on investments                      (2.481)         (4.988)
                                                    ----------------------
        Total increase (decrease) in net assets     (2.510)         (5.013)

Net assets:
    Beginning of the period                          4.515           9.528
                                                    ----------------------

    End of the period                               $2.005          $4.515
                                                    ======================

Total return                                       (55.59)%
Ratio of total expenses to average net assets        1.00%
Ratio of net investment income (loss) to average
   net assets                                        (.88)%

                                     FT 415
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 2

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


           SPONSOR:                     Nike Securities L.P.
                                        1001 Warrenville Road
                                        Lisle, Illinois  60532
                                        (800) 621-1675

           TRUSTEE:                     JPMorgan Chase Bank
                                        4 Chase MetroTech Center, 3rd Floor
                                        Brooklyn, New York  11245

           LEGAL COUNSEL                Chapman and Cutler
           TO SPONSOR:                  111 West Monroe Street
                                        Chicago, Illinois  60603

           LEGAL COUNSEL                Carter, Ledyard & Milburn
           TO TRUSTEE:                  2 Wall Street
                                        New York, New York  10005

           INDEPENDENT                  Deloitte & Touche LLP
           AUDITORS:                    180 North Stetson Avenue
                                        Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 415
                   GENOMICS AND PROTEOMICS PORTFOLIO, SERIES 1
                                 6,467,395 UNITS





PROSPECTUS
Part One
Dated May 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 415, Genomics and Proteomics Portfolio, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology and pharmaceutical companies that are actively participating in genomics and proteomics research. At April 16, 2002, each Unit represented a 1/6,467,395 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) including Income and Principal cash. At April 16, 2002, the Public Offering Price per Unit was $3.965 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.
-----------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-----------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 415
                   GENOMICS AND PROTEOMICS PORTFOLIO, SERIES 1
              SUMMARY OF ESSENTIAL INFORMATION AS OF APRIL 16, 2002
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                        6,467,395
Fractional Undivided Interest in the Trust per Unit                  1/6,467,395
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                    $24,926,675
   Aggregate Value of Securities per Unit                                 $3.854
   Income and Principal cash (overdraft) in the Portfolio             $(182,745)
   Income and Principal cash (overdraft) per Unit                        $(.028)
   Sales Charge 3.627% (3.5% of Public Offering Price,
      including Income and Principal cash)                                 $.139
   Public Offering Price per Unit                                         $3.965
Redemption Price and Sponsor Repurchase Price per Unit
   ($.139 less than the Public Offering Price per Unit)                   $3.826

Date Trust Established                                             March 3, 2000
Mandatory Termination Date                                        March 15, 2005

Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.

Trustee's Annual Fee:  $.0095 per Unit.

Creation and development fee: 0.25% of daily average net assets, maximum of 2.75% of a Unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each June and December.
Income Distribution Date: The last day of each June and December.
A  Unit   holder  who  owns  at  least  1,000  Units  may  request  an  "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 415
Genomics and Proteomics Portfolio, Series 1


We have audited the statement of assets and liabilities of FT 415, Genomics and Proteomics Portfolio, Series 1 (the "Trust"), including the schedule of investments, as of January 31, 2002, and the related statements of operations and of changes in net assets for the year ended January 31, 2002 and for the period from March 3, 2000 (Initial Date of Deposit) to January 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 415, Genomics and Proteomics Portfolio, Series 1, at January 31, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from March 3, 2000 (Initial Date of Deposit) to January 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
May 15, 2002

                                     FT 415
                   GENOMICS AND PROTEOMICS PORTFOLIO, SERIES 1

                       STATEMENT OF ASSETS AND LIABILITIES

                                January 31, 2002



ASSETS

Securities, at fair value (cost, $49,899,995)                  $26,600,536
Cash                                                               498,631
Receivable from investment transactions                             43,137
                                                               -----------
TOTAL ASSETS                                                   $27,142,304
                                                               ===========


LIABILITIES AND NET ASSETS

Accrued liabilities                                            $    36,903
Unit redemptions payable                                            47,719
                                                               -----------
TOTAL LIABILITIES                                                   84,622
                                                               -----------

Net assets, applicable to 6,639,841 outstanding
      units of fractional undivided interest:
   Cost of Trust assets                                         49,899,995
   Net unrealized appreciation (depreciation)                  (23,299,459)
   Distributable funds (deficit)                                 4,457,372
   Less deferred sales charge                                   (3,863,796)
   Less organization costs                                        (136,430)
                                                               -----------
                                                                27,057,682
                                                               -----------

TOTAL LIABILITIES AND NET ASSETS                               $27,142,304
                                                               ===========
Net asset value per unit                                            $4.075
                                                               ===========



See notes to financial statements.

                                     FT 415
                   GENOMICS AND PROTEOMICS PORTFOLIO, SERIES 1

                             SCHEDULE OF INVESTMENTS

                                January 31, 2002

Number of                                                                          Fair
Shares                Name of Issuer of Equity Securities (1)                      Value

20,937                Abgenix, Inc.                                                $   498,929
12,691                Affymetrix, Inc.                                                 357,252
29,015                Amgen, Inc.                                                    1,610,332
 7,997                Applera Corp. - Celera Genomics Group                            167,137
17,043                Biogen, Inc.                                                     924,071
31,543                Chiron Corporation                                             1,336,477
42,480                COR Therapeutics, Inc.                                           798,199
16,811                CuraGen Corporation                                              274,019
29,137                Emisphere Technologies, Inc.                                     652,669
28,055                Enzon, Inc.                                                    1,477,937
13,048                Gene Logic, Inc.                                                 205,897
17,559                Genentech, Inc.                                                  868,293
30,204                Genome Therapeutics Corp.                                        160,383
66,487 (2)            Genzyme Corporation (General Division)                         3,032,472
48,372 (2)            Gilead Sciences, Inc.                                          3,164,013
17,316                Human Genome Sciences, Inc.                                      487,099
20,152                Hyseq, Inc.                                                      142,475
40,376                IDEC Pharmaceuticals Corporation                               2,400,757
25,781                Immunex Corporation                                              720,579
16,773                Incyte Pharmaceuticals                                           247,402
19,972                Lynx Therapeutics, Inc.                                           74,895
21,466                Medarex, Inc.                                                    317,911
28,838                MedImmune, Inc.                                                1,221,866
29,756                Millennium Pharmaceuticals, Inc.                                 565,662
26,135                Myriad Genetics, Inc.                                          1,108,124
19,739                Nanogen, Inc.                                                    105,209
49,421                Neurocrine Biosciences, Inc.                                   2,056,408
28,765 (2)            Protein Design Labs, Inc.                                        640,309
25,322                Transkaryotic Therapies, Inc.                                    983,760
                                                                                   -----------
                          Total investments (total cost $49,899,995) - 98%         $26,600,536
                                                                                   ===========

                                     FT 415
                   GENOMICS AND PROTEOMICS PORTFOLIO, SERIES 1

                       SCHEDULE OF INVESTMENTS (continued)

                                January 31, 2002




(1)     Percentages are calculated based on net assets.

(2)     The number of shares reflects the effect of a two for one stock split.


See notes to financial statements.

                                     FT 415
                   GENOMICS AND PROTEOMICS PORTFOLIO, SERIES 1

                            STATEMENTS OF OPERATIONS


                                                                Period from
                                                               March 3, 2000
                                                             (Initial Date of
                                                Year ended      Deposit) to
                                                January 31,     January 31,
                                                   2002            2001


Dividend income                              $     -           $     -

Expenses:
    Trustee and other service fees              (101,034)        (92,217)
    Creation and development fees                (84,130)       (132,096)
    Evaluator's fees                             (19,761)        (29,139)
    Supervisory fees                             (24,367)        (33,985)
    Administrative fees                           (8,934)        (14,565)
    Other expenses                               (20,040)              -
                                             ----------------------------
    Total expenses                              (258,266)       (302,002)
                                             ----------------------------
        Investment income (loss) - net          (258,266)       (302,002)

Net gain (loss) on investments:
    Net realized gain (loss)                  (8,741,356)     (7,634,058)
    Change in net unrealized appreciation
        (depreciation)                         2,040,566     (25,340,025)
                                             ----------------------------
                                              (6,700,790)    (32,974,083)
                                             ----------------------------
Net increase (decrease) in net assets
    resulting from operations                $(6,956,056)   $(33,276,085)
                                             ============================




See notes to financial statements.

                                     FT 415
                   GENOMICS AND PROTEOMICS PORTFOLIO, SERIES 1

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                                 March 3, 2000
                                                                  Year ended   (Initial Date of
                                                                  January 31,     Deposit) to
                                                                     2002      January 31, 2001
Net increase (decrease) in net assets
      resulting from operations:
    Investment income (loss) - net                             $  (258,266)    $  (302,002)
    Net realized gain (loss) on investments                     (8,741,356)     (7,634,058)
    Change in net unrealized appreciation
        (depreciation) on investments                            2,040,566     (25,340,025)
                                                               ---------------------------
    Net increase (decrease) in net assets
        resulting from operations                               (6,959,056)    (33,276,085)
                                                               ---------------------------

Units issued                                                             -      93,165,348
    Deferred sales charge                                          (20,035)     (3,838,519)
    Organization costs                                             (11,621)       (124,472)
                                                               ---------------------------
        Total                                                      (31,656)     89,202,357
                                                               ---------------------------

Unit redemptions                                                (8,436,246)    (13,584,339)

Distributions to unit holders:
    Investment income - net                                              -               -
    Principal from investment transactions                               -               -
                                                              ----------------------------
        Total distributions                                              -               -
                                                              ----------------------------
Total increase (decrease) in net assets                        (15,426,958)     42,341,933

Net assets:
    Beginning of the period                                     42,484,640         142,707
                                                              ----------------------------
    End of the period                                          $27,057,682     $42,484,640
                                                              ============================
Distributable funds (deficit) at end of the period              $4,457,372      $3,499,927
                                                              ============================
Trust units:
    Beginning of the period                                      8,583,965          14,978
    Issued                                                               -      10,967,197
    Redemptions                                                 (1,944,124)     (2,398,210)
                                                              ----------------------------
    End of the period                                            6,639,841       8,583,965
                                                              =============================
See notes to financial statements

                                     FT 415
                   GENOMICS AND PROTEOMICS PORTFOLIO, SERIES 1

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 415, Genomics and Proteomics Portfolio, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology and pharmaceutical companies that are actively participating in genomics and proteomics research.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.25% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.75% of a unit holder's initial investment.

Organization costs -The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $136,430, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective February 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at January 31, 2002 follows:


                  Unrealized depreciation                        $(26,477,478)
                  Unrealized appreciation                           3,178,019
                                                                 -------------
                                                                 $(23,299,459)
                                                                 =============


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ended February 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the Public Offering Price, which was equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values that differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                  March 3, 2000
                                                                (Initial Date of
                                                   Year ended      Deposit) to
                                                   January 31,     January 31,
                                                      2002            2001


Dividend income                                     $   -           $   -
Expenses                                             (.034)          (.030)
                                                    -----------------------
        Investment income (loss) - net               (.034)          (.030)

Distributions to unit holders:
        Investment income - net                         -                -
        Principal from investment transactions          -                -

Net gain (loss) on investments                       (.840)         (4.549)
                                                    -----------------------
        Total increase (decrease) in net assets      (.874)         (4.579)

Net assets:
    Beginning of the period                          4.949           9.528
                                                    ------------------------
    End of the period                               $4.075          $4.949
                                                    ========================

Total return                                       (17.66)%
Ratio of total expenses to average net assets        0.74%
Ratio of net investment income (loss) to average
   net assets                                       (0.74)%

                                     FT 415
                   GENOMICS AND PROTEOMICS PORTFOLIO, SERIES 1

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


         SPONSOR:                     Nike Securities L.P.
                                      1001 Warrenville Road
                                      Lisle, Illinois  60532
                                      (800) 621-1675

         TRUSTEE:                     JPMorgan Chase Bank
                                      4 Chase MetroTech Center, 3rd Floor
                                      Brooklyn, New York  11245

         LEGAL COUNSEL                Chapman and Cutler
         TO SPONSOR:                  111 West Monroe Street
                                      Chicago, Illinois  60603

         LEGAL COUNSEL                Carter, Ledyard & Milburn
         TO TRUSTEE:                  2 Wall Street
                                      New York, New York  10005

         INDEPENDENT                  Deloitte & Touche LLP
         AUDITORS:                    180 North Stetson Avenue
                                      Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 415
                       GLOBAL TECHNOLOGY PORTFOLIO SERIES
                                 2,382,274 UNITS





PROSPECTUS
Part One
Dated May 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 415, Global Technology Portfolio Series (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of companies in the technological industry located in the U.S. as well as in foreign countries. At April 16, 2002, each Unit represented a 1/2,382,274 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) including Income and Principal cash. At April 16, 2002, the Public Offering Price per Unit was $3.614 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.
-----------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-----------------------------------------------------------------------------
                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 415
                       GLOBAL TECHNOLOGY PORTFOLIO SERIES
                    SUMMARY OF ESSENTIAL INFORMATION AS OF APRIL 16, 2002

                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION


Number of Units                                                                      2,382,274
Fractional Undivided Interest in the Trust per Unit                                1/2,382,274
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $8,393,026
   Aggregate Value of Securities per Unit                                               $3.523
   Income and Principal cash (overdraft) in the Portfolio                            $(83,703)
   Income and Principal cash (overdraft) per Unit                                      $(.035)
   Sales Charge 3.627% (3.5% of Public Offering Price,
      including Income and Principal cash)                                               $.126
   Public Offering Price per Unit                                                       $3.614
Redemption Price and Sponsor Repurchase Price per Unit
   ($.126 less than the Public Offering Price per Unit)                                 $3.488

Date Trust Established                                                           March 3, 2000

Mandatory Termination Date                                                      March 15, 2005

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time)
on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:   Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  Maximum of $.0015 per Unit annually.

Trustee's Annual Fee:  $.0095 per Unit.

Creation and development fee: 0.25% of daily average net assets, maximum of 2.75% of a Unit holder's initial investment. Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital
Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust.  See "Income and Capital Distributions" in Part
Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 415
Global Technology Portfolio Series


We have audited the statement of assets and liabilities of FT 415, Global Technology Portfolio Series (the "Trust"), including the schedule of investments, as of January 31, 2002, and the related statements of operations and of changes in net assets for the year ended January 31, 2002 and for the period from March 3, 2000 (Initial Date of Deposit) to January 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 415, Global Technology Portfolio Series at January 31, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from March 3, 2000 (Initial Date of Deposit) to January 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
May 15, 2002

                                     FT 415
                       GLOBAL TECHNOLOGY PORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                January 31, 2002


ASSETS

Securities, at fair value (cost, $21,940,253)                                   $  9,293,720
Cash                                                                                  20,773
Dividends receivable                                                                   1,808
Receivable from investment transactions                                                7,121
                                                                                ------------
TOTAL ASSETS                                                                    $  9,323,422
                                                                                ============


LIABILITIES AND NET ASSETS

Accrued liabilities                                                             $     16,425
Unit redemptions payable                                                              10,993
                                                                                ------------
TOTAL LIABILITIES                                                                     27,418
                                                                                ------------

Net assets, applicable to 2,490,885 outstanding
   units of fractional undivided interest:
   Cost of Trust assets                                                           21,940,253
   Net unrealized appreciation (depreciation)                                    (12,646,533)
   Distributable funds (deficit)                                                   1,476,170
   Less deferred sales charge                                                     (1,415,732)
   Less organization costs                                                           (58,154)
                                                                                ------------
                                                                                   9,296,004
                                                                                ------------
TOTAL LIABILITIES AND NET ASSETS                                                $  9,323,422
                                                                                ============
Net asset value per unit                                                        $      3.732
                                                                                ============


See notes to financial statements.

                                     FT 415
                       GLOBAL TECHNOLOGY PORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                January 31, 2002

Number of                                                                           Fair
 Shares               Name of Issuer of Equity Securities (1)                       Value
                      COMMUNICATIONS EQUIPMENT - 15%
                      ------------------------
   842                Avaya Inc.                                                    $    7,241
11,266                Cisco Systems, Inc.                                              223,067
28,667                LM Ericsson AB (ADR)                                             124,415
 5,326                JDS Uniphase Corporation                                          37,282
10,459                Lucent Technologies, Inc.                                         68,402
13,748                Nokia Oy (ADR)                                                   322,391
12,198 (4)            Nortel Networks Corporation                                       88,314
 5,341                QUALCOMM Incorporated                                            235,698
14,125                Tellabs, Inc.                                                    218,373

                      COMPUTERS & PERIPHERALS - 23%
                      -----------------------
 2,106                Agilent Technologies, Inc.                                        63,917
16,632                Dell Computer Corporation                                        456,548
12,344 (3)            EMC Corporation                                                  202,442
10,654                Hewlett-Packard Company                                          235,560
 7,169                International Business Machines Corporation                      773,463
21,097                Solectron Corporation                                            247,257
15,059                Sun Microsystems, Inc.                                           162,035

                      COMPUTER SOFTWARE & SERVICES - 20%
                      ----------------------------
15,227                BMC Software, Inc.                                               269,061
10,164 (2)(4)         Check Point Software Technologies Ltd.                           370,986
   462 (3)            McDATA Corporation                                                11,458
 7,520                Microsoft Corporation                                            479,099
21,392                Oracle Corporation                                               369,226
10,127                SAP AG (ADR)                                                     355,053

                      ELECTRONICS - 13%
                      -----------
17,811                Canon, Inc. (ADR)                                                590,613
14,435 (4)            Koninklijke (Royal) Philips Electronics N.V.                     394,797
 4,170                Kyocera Corporation (ADR)                                        245,822

                      SEMICONDUCTOR EQUIPMENT - 12%
                      -----------------------
15,776 (4)            ASM Lithography Holding N.V.                                     298,955
 7,878                Applied Materials, Inc.                                          343,875
11,526                Novellus Systems, Inc.                                           492,275

                      SEMICONDUCTORS - 17%
                      --------------
18,230                Altera Corporation                                               457,938
12,819                Intel Corporation                                                449,177
 3,770 (4)            PMC-Sierra, Inc.                                                  89,990
10,830 (4)            STMicroelectronics N.V.                                          339,086
 8,648                Texas Instruments, Inc.                                          269,904
                                                                                    ----------
                      Total investments (total cost $21,490,253) - 100%             $9,293,720
                                                                                    ==========


                                     FT 415
                       GLOBAL TECHNOLOGY PORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                January 31, 2002




(1)     Percentages are calculated based on net assets.

(2)     The number of shares reflects the effect of a three for two stock split.

(3) In February 2001, EMC Corporation ("EMC"), one of the Trust's original holdings, spun off McDATA Corporation ("McDATA"). Each shareholder of EMC received .0368 shares of McDATA for each share of EMC held.

(4) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.






See notes to financial statements.

                                     FT 415
                       GLOBAL TECHNOLOGY PORTFOLIO SERIES

                            STATEMENTS OF OPERATIONS

                                                                                  Period from
                                                                                 March 3, 2000
                                                                               (Initial Date of
                                                               Year ended        Deposit) to
                                                               January 31,       January 31,
                                                                  2002              2001
Dividend income (net of foreign taxes withheld
    of $3,562 and $4,919 in 2002 and 2001,
    respectively)                                              $    28,979    $     55,683

Expenses:
    Trustee and other service fees                                 (40,042)        (31,600)
    Creation and development fees                                  (29,688)        (62,283)
    Evaluator's fees                                                (7,347)         (9,643)
    Supervisory fees                                                (9,036)        (11,459)
    Administrative fees                                             (3,312)         (5,186)
    Other expenses                                                 (13,815)              -
                                                               ----------------------------
    Total expenses                                                (103,240)       (120,171)
                                                               ----------------------------
        Investment income (loss) - net                             (74,261)        (64,488)
Net gain (loss) on investments:
    Net realized gain (loss)                                    (3,799,504)     (2,047,550)
    Change in net unrealized appreciation
        (depreciation)                                          (4,624,603)     (8,021,930)
                                                               ----------------------------
                                                                (8,424,107)    (10,069,480)
                                                               ----------------------------
Net increase (decrease) in net assets
    resulting from operations                                  $(8,498,368)   $(10,133,968)
                                                               ============================

See notes to financial statements.

                                     FT 415
                       GLOBAL TECHNOLOGY PORTFOLIO SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  Period from
                                                                                 March 3, 2000
                                                                 Year ended   (Initial Date of
                                                                 January 31,     Deposit) to
                                                                    2002      January 31, 2001
Net increase (decrease) in net assets
   resulting from operations:
    Investment income (loss) - net                            $   (74,261)   $    (64,488)
    Net realized gain (loss) on investments                    (3,799,504)     (2,047,550)
    Change in net unrealized appreciation
        (depreciation) on investments                          (4,624,603)     (8,021,930)
                                                              ------------------------------
    Net increase (decrease) in net assets
        resulting from operations:                             (8,498,368)    (10,133,968)
                                                              ------------------------------

Units issued                                                            -      37,547,999
    Deferred sales charge                                         (10,414)     (1,400,058)
    Organization costs                                             (5,948)        (51,869)
                                                              ------------------------------
        Total                                                     (16,362)     36,096,072
                                                              ------------------------------

Unit redemptions                                               (3,012,144)     (5,282,408)

Distributions to unit holders:
    Investment income - net                                      -               -
    Principal from investment transactions                       -               -
                                                             -------------------------------
        Total distributions                                      -               -
                                                             -------------------------------
Total increase (decrease) in net assets                       (11,526,874)      20,679,696

Net assets:
    Beginning of the period                                    20,822,878          143,182
                                                            -------------------------------
    End of the period                                          $9,296,004      $20,822,878
                                                            ===============================
Distributable funds (deficit) at end of the period             $1,476,170      $ 1,272,615
                                                            ===============================
Trust units:
    Beginning of the period                                     3,245,464           15,028
    Issued                                                              -        4,000,114
    Redemptions                                                  (754,579)        (769,678)
                                                            -------------------------------
    End of the period                                           2,490,885        3,245,464
                                                            ===============================
See notes to financial statements.

                                     FT 415
                       GLOBAL TECHNOLOGY PORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 415, Global Technology Portfolio Series (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of companies in the technological industry located in the U.S. as well as in foreign countries.


2.    Significant Accounting Policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.25% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.75% of a unit holder's initial investment.

Organization Costs -The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $58,154, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective February 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at January 31, 2002 follows:


                  Unrealized depreciation                      $(12,646,533)
                  Unrealized appreciation                                 -
                                                               -------------
                                                               $(12,646,533)
                                                               =============

4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.350 per unit which was paid to the Sponsor over a five-month period ended February 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the Public Offering Price, which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data for a unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders per unit, if any, reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from issuance and/or redemption of additional units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                                  Period from
                                                                                 March 3, 2000
                                                                               (Initial Date of
                                                                  Year ended      Deposit) to
                                                                  January 31,     January 31,
                                                                     2002            2001
Dividend income                                                   $  .010           $.016
Expenses                                                            (.036)          (.036)
                                                                  ------------------------
        Investment income (loss) - net                              (.026)          (.020)

Distributions to unit holders:
    Investment income - net                                            -               -
    Principal from investment transactions                             -               -

Net gain (loss) on investments                                     (2.658)         (3.092)
                                                                  ------------------------
        Total increase (decrease) in net assets                    (2.684)         (3.112)

Net assets:
    Beginning of the period                                         6.416           9.528
                                                                  ------------------------
    End of the period                                              $3.732          $6.416
                                                                  ========================

Total return                                                      (41.83)%
Ratio of total expenses to average net assets                        .71%
Ratio of net investment income (loss) to average
   net assets                                                       (.51)%

                                     FT 415
                       GLOBAL TECHNOLOGY PORTFOLIO SERIES

                                    PART ONE
                        Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                SPONSOR:                 Nike Securities L.P.
                                         1001 Warrenville Road
                                         Lisle, Illinois  60532
                                         (800) 621-1675

                TRUSTEE:                 JPMorgan Chase Bank
                                         4 Chase MetroTech Center, 3rd Floor
                                         Brooklyn, New York  11245

                LEGAL COUNSEL            Chapman and Cutler
                TO SPONSOR:              111 West Monroe Street
                                         Chicago, Illinois  60603

                LEGAL COUNSEL            Carter, Ledyard & Milburn
                TO TRUSTEE:              2 Wall Street
                                         New York, New York  10005

                INDEPENDENT              Deloitte & Touche LLP
                AUDITORS:                180 North Stetson Avenue
                                         Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 415
                  SOFTWARE INNOVATIONS 2000 PORTFOLIO, SERIES 3
                                 1,843,558 UNITS


PROSPECTUS
Part One
Dated May 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 415, Software Innovations 2000 Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of companies that provide software products and services to address a wide variety of business needs, including application, computer data security, e-Business, enterprise and storage management. At April 16, 2002, each Unit represented a 1/1,843,558 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) including Income and Principal cash. At April 16, 2002, the Public Offering Price per Unit was $2.714 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

               Please retain all parts of this Prospectus for future reference.
-----------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-----------------------------------------------------------------------------
                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 415
                        SOFTWARE INNOVATIONS 2000 PORTFOLIO, SERIES 3
                    SUMMARY OF ESSENTIAL INFORMATION AS OF APRIL 16, 2002

                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units                                                                      1,843,558
Fractional Undivided Interest in the Trust per Unit                                1/1,843,558
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $4,875,932
   Aggregate Value of Securities per Unit                                               $2.645
   Income and Principal cash (overdraft) in the Portfolio                            $(47,026)
   Income and Principal cash (overdraft) per Unit                                      $(.026)
   Sales Charge 3.627% (3.5% of Public Offering Price,
      including Income and Principal cash)                                               $.095
   Public Offering Price per Unit                                                       $2.714
Redemption Price and Sponsor Repurchase Price per Unit
   ($.095 less than the Public Offering Price per Unit)                                 $2.619

Date Trust Established                                                           March 3, 2000

Mandatory Termination Date                                                      March 15, 2005

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time)
on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:   Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.

Creation and development fee: 0.25% of daily average net assets, maximum of 2.75% of a Unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 415
Software Innovations 2000 Portfolio, Series 3


We have audited the statement of assets and liabilities of FT 415, Software Innovations 2000 Portfolio, Series 3 (the "Trust"), including the schedule of investments, as of January 31, 2002, and the related statements of operations and of changes in net assets for the year ended January 31, 2002 and for the period from March 3, 2000 (Initial Date of Deposit) to January 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 415, Software Innovations 2000 Portfolio, Series 3, at January 31, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from March 3, 2000 (Initial Date of Deposit) to January 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
May 15, 2002

                                     FT 415
                  SOFTWARE INNOVATIONS 2000 PORTFOLIO, SERIES 3

                       STATEMENT OF ASSETS AND LIABILITIES

                                January 31, 2002

ASSETS

Securities, at fair value (cost, $14,662,882)                                    $ 5,812,888
Cash                                                                                     989
Dividends receivable                                                                   2,378
Receivable from investment transactions                                                5,994
                                                                                 -----------
TOTAL ASSETS                                                                     $ 5,822,249
                                                                                 ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                                              $    12,445
Unit redemptions payable                                                              20,841
                                                                                 -----------
TOTAL LIABILITIES                                                                     33,286
                                                                                 -----------
Net assets, applicable to 1,964,204 outstanding
   units of fractional undivided interest:
   Cost of Trust assets                                                           14,662,882
   Net unrealized appreciation (depreciation)                                     (8,849,994)
   Distributable funds (deficit)                                                   1,101,952
   Less deferred sales charge                                                     (1,077,660)
   Less organization costs                                                           (48,217)
                                                                                 -----------
                                                                                   5,788,963
                                                                                 -----------
TOTAL LIABILITIES AND NET ASSETS                                                 $ 5,822,249
                                                                                 ===========
Net asset value per unit                                                         $     2.947
                                                                                 ===========


See notes to financial statements.

                                     FT 415
                   SOFTWARE INNOVATIONS 2000 PORTFOLIO, SERIES 3

                            SCHEDULE OF INVESTMENTS

                                January 31, 2002


Number of                                                                          Fair
 Shares                   Name of Issuer of Equity Securities (1)                  Value
                          APPLICATION SOFTWARE - 40%
                          --------------------
16,082                    Adobe Systems Incorporated                               $   541,963
 8,254                    Amdocs Limited                                               299,208
 6,647                    Comverse Technology, Inc.                                    142,046
 7,201                    Microsoft Corporation                                        458,776
 4,443                    Openwave Systems                                              28,746
21,619                    Paychex, Inc.                                                793,417
10,231                    RealNetworks, Inc.                                            66,604

                          COMPUTER DATA SECURITY SOFTWARE - 7%
                          -------------------------------
 9,338 (2)(3)             Check Point Software Technologies, Inc.                      340,837
 2,852                    VeriSign, Inc.                                                88,013

                          E-BUSINESS SOFTWARE - 7%
                          -------------------
 4,485                    Ariba, Inc.                                                   21,752
11,010                    BEA Systems                                                  199,611
 8,136                    BroadVision, Inc.                                             18,469
 6,000                    Commerce One, Inc.                                            13,560
 3,436                    FreeMarkets, Inc.                                             79,028
10,467                    Peregrine Systems, Inc.                                       83,631

                          ENTERPRISE SOFTWARE - 46%
                          -------------------
14,174                    BMC Software, Inc.                                           250,455
 6,762                    Citrix Systems, Inc.                                         116,645
20,550                    Cognos, Inc.                                                 541,698
32,816                    Compuware Corporation                                        446,298
 8,566                    i2 Technologies                                               63,645
19,357                    Oracle Corporation                                           334,102
 9,304                    SAP AG (ADR)                                                 326,198
 9,839                    Siebel Systems, Inc.                                         348,202
 4,935                    VERITAS Software Corporation                                 209,984
                                                                                    ----------
                          Total investments (total cost $14,662,882) - 100%         $5,812,888
                                                                                    ==========

                                     FT 415
                  SOFTWARE INNOVATION 2000 PORTFOLIO, SERIES 3

                       SCHEDULE OF INVESTMENTS (continued)

                                January 31, 2002






(1)     Percentages are calculated based on net assets.

(2)     The number of shares reflects the effect of a three for two stock split.

(3) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.





















See notes to financial statements.

                                     FT 415
                        SOFTWARE INNOVATIONS 2000 PORTFOLIO, SERIES 3

                            STATEMENTS OF OPERATIONS



                                                                                  Period from
                                                                                 March 3, 2000
                                                                               (Initial Date of
                                                                  Year ended      Deposit) to
                                                                  January 31,     January 31,
                                                                     2002            2001

Dividend income (net of foreign taxes withheld
    of $398 in 2002)                                           $    11,628         $10,931

Expenses:
    Trustee and other service fees                                 (32,130)        (23,883)
    Creation and development fees                                  (18,956)        (38,854)
    Evaluator's fees                                                (5,794)         (7,087)
    Supervisory fees                                                (7,096)         (8,453)
    Administrative fees                                             (2,599)         (3,623)
    Other expenses                                                  (9,855)              -
                                                               ----------------------------
    Total expenses                                                 (76,430)        (81,900)
                                                               ----------------------------
        Investment income (loss) - net                             (64,802)        (70,969)

Net loss on investments:
    Net realized gain (loss)                                    (3,196,217)     (1,248,561)
    Change in net unrealized appreciation
        (depreciation)                                          (3,266,523)     (5,583,471)
                                                               ----------------------------
                                                                (6,462,740)     (6,832,032)
                                                               ----------------------------

Net (increase) decrease in net assets
    resulting from operations                                  $(6,527,542)    $(6,903,001)
                                                               ============================


See notes to financial statements.

                                     FT 415
                        SOFTWARE INNOVATIONS 2000 PORTFOLIO, SERIES 3

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                                 March 3, 2000
                                                              Year ended   (Initial Date of
                                                              January 31,     Deposit) to
                                                                 2002      January 31, 2001
Net increase (decrease) in net assets
   resulting from operations:
    Investment income (loss) - net                             $   (64,802)    $   (70,969)
    Net realized gain (loss) on investments                     (3,196,217)     (1,248,561)
    Change in net unrealized appreciation
        (depreciation) on investments                           (3,266,523)     (5,583,471)
                                                               -----------------------------
    Net increase (decrease) in net assets
        resulting from operations                               (6,527,542)     (6,903,001)
                                                               -----------------------------

Units issued                                                             -      25,205,992
    Deferred sales charge                                           (1,172)     (1,071,257)
    Organization costs                                              (5,560)        (42,321)
                                                               -----------------------------
        Total                                                       (6,732)     24,092,414
                                                               -----------------------------

Unit redemptions                                                (1,947,726)     (3,060,860)

Distributions to unit holders:
    Investment income - net                                              -               -
    Principal from investment transactions                               -               -
                                                                ----------------------------
                                                                         -               -
                                                                ----------------------------
Total increase (decrease) in net assets                         (8,482,000)     14,128,553

Net assets:
    Beginning of the period                                     14,270,963         142,410
                                                                ----------------------------
    End of the period                                           $5,788,963     $14,270,963
                                                                ============================
Distributable funds (deficit) at end of the period              $1,101,952        $933,374
                                                                ============================
Trust units:
    Beginning of the period                                      2,564,026          14,947
    Issued                                                               -       3,062,428
    Redemptions                                                   (599,822)       (513,349)
                                                                ----------------------------
    End of the period                                            1,964,204       2,564,026
                                                                ============================
See notes to financial statements.

                                     FT 415
                        SOFTWARE INNOVATIONS 2000 PORTFOLIO, SERIES 3

                          NOTES TO FINANCIAL STATEMENTS



1.    Organization

FT 415, Software Innovations 2000 Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of companies that provide software products and services to address a wide variety of business needs, including application, computer data security, e-Business, enterprise and storage management.


2.    Significant Accounting Policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security Valuation - The equity securities are stated at the closing sale prices of listed equity securities or, if no such price exists, at the closing bid price, as reported by First Trust Advisors, L.P., (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend Income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security Cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the year, except during the initial offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.25% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.75% of a unit holder's initial investment.

Organization Costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $48,217, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective February 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at January 31, 2002 follows:


                  Unrealized depreciation                      $(8,879,458)
                  Unrealized appreciation                           29,464
                                                               ------------
                                                               $(8,849,994)
                                                               ============


4.    Other information

Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.350 per unit, which was paid to the Sponsor over a five-month period ended February 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the Public Offering Price, which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to Unit Holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                                  Period from
                                                                                 March 3, 2000
                                                                               (Initial Date of
                                                                  Year ended      Deposit) to
                                                                  January 31,     January 31,
                                                                     2002            2001

Dividend income                                                    $ .005          $ .004
Expenses                                                            (.034)          (.032)
                                                                  -----------------------
        Investment income (loss) - net                              (.029)          (.028)

Distributions to unit holders:
        Investment income - net                                        -                -
        Principal from investment transactions                         -                -

Net gain (loss) on investments                                     (2.590)         (3.934)
                                                                   -----------------------
        Total increase (decrease) in net assets                    (2.619)         (3.962)

Net assets:
    Beginning of the period                                         5.566           9.528
                                                                   -----------------------

    End of the period                                              $2.947          $5.566
                                                                   ======================

Total return                                                      (47.05)%
Ratio of total expenses to average net assets                       0.76%
Ratio of net investment income (loss) to average
   net assets                                                      (0.65)%

                                     FT 415
                  SOFTWARE INNOVATIONS 2000 PORTFOLIO, SERIES 3

                                    PART ONE
                        Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                SPONSOR:                  Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                TRUSTEE:                  JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York  11245

                LEGAL COUNSEL             Chapman and Cutler
                TO SPONSOR:               111 West Monroe Street
                                          Chicago, Illinois  60603

                LEGAL COUNSEL             Carter, Ledyard & Milburn
                TO TRUSTEE:               2 Wall Street
                                          New York, New York  10005

                INDEPENDENT               Deloitte & Touche LLP
                AUDITORS:                 180 North Stetson Avenue
                                          Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 415
                     WORLDWIDE WIRELESS PORTFOLIO, SERIES 2
                                10,329,206 UNITS



PROSPECTUS
Part One
Dated May 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 415, Worldwide Wireless Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of companies which provide products and/or services used in wireless communications. At April 16, 2002, each Unit represented a 1/10,329,206 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) including Income and Principal cash. At April 16, 2002, the Public Offering Price per Unit was $2.281 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

               Please retain all parts of this Prospectus for future reference.
-----------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-----------------------------------------------------------------------------
                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 415
                     WORLDWIDE WIRELESS PORTFOLIO, SERIES 2
                    SUMMARY OF ESSENTIAL INFORMATION AS OF APRIL 16, 2002
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION

Number of Units                                                                     10,329,206
Fractional Undivided Interest in the Trust per Unit                               1/10,329,206
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                  $22,612,108
   Aggregate Value of Securities per Unit                                               $2.189
   Income and Principal cash (overdraft) in the Portfolio                             $128,914
   Income and Principal cash (overdraft) per Unit                                        $.012
   Sales Charge 3.627% (3.5% of Public Offering Price,
      including Income and Principal cash)                                               $.080
   Public Offering Price per Unit                                                       $2.281
Redemption Price and Sponsor Repurchase Price per Unit
   ($.080 less than the Public Offering Price per Unit)                                 $2.201

Date Trust Established                                                           March 3, 2000
Mandatory Termination Date                                                      March 15, 2005

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time)
on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:   Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  Maximum of $.0015 per Unit annually.

Trustee's Annual Fee:  $.0095 per Unit.

Creation and development fee: 0.25% of daily average net assets, maximum of 2.75% of a Unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distribution of funds in the Capital Account, if any, will be distributed in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 415
Worldwide Wireless Portfolio, Series 2


We have audited the statement of assets and liabilities of FT 415, Worldwide Wireless Portfolio, Series 2 (the "Trust"), including the schedule of investments, as of January 31, 2002, and the related statements of operations and of changes in net assets for the year ended January 31, 2002 and for the period from March 3, 2000 (Initial Date of Deposit) to January 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 415, Worldwide Wireless Portfolio, Series 2, at January 31, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from March 3, 2000 (Initial Date of Deposit) to January 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
May 15, 2002

                                     FT 415
                     WORLDWIDE WIRELESS PORTFOLIO, SERIES 2

                       STATEMENT OF ASSETS AND LIABILITIES

                                January 31, 2002


ASSETS

Securities, at fair value (cost, $83,023,563)                                    $25,776,361
Cash                                                                                 370,204
Dividends receivable                                                                  61,894
Receivable from investment transactions                                               27,741
                                                                                 -----------
TOTAL ASSETS                                                                     $26,236,200
                                                                                 ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                                              $    48,475
Unit redemptions payable                                                              47,851
                                                                                 -----------
TOTAL LIABILITIES                                                                     96,326
                                                                                 -----------

Net assets, applicable to 10,913,014 outstanding
  units of fractional undivided interest:
   Cost of Trust assets                                                           83,023,563
   Net unrealized appreciation (depreciation)                                    (57,247,202)
   Distributable funds (deficit)                                                   6,199,466
   Less deferred sales charge                                                     (5,648,948)
   Less organization costs                                                          (187,005)
                                                                                 -----------
                                                                                  26,139,874
                                                                                 -----------
TOTAL LIABILITIES AND NET ASSETS                                                 $26,236,200
                                                                                 ===========

Net asset value per unit                                                         $     2.395
                                                                                 ===========


See notes to financial statements.

                                     FT 415
                     WORLDWIDE WIRELESS PORTFOLIO, SERIES 2

                             SCHEDULE OF INVESTMENTS

                                January 31, 2002

 Number of                                                                         Fair
  Shares              Name of Issuer of Equity Securities (1)                      Value
                      COMMUNICATIONS SERVICES (DOMESTIC) - 29%
                      ----------------------------------
 59,598 (3)           AT&T Corp.                                                   $ 1,054,885
 18,881 (3)           AT&T Wireless Services, Inc.                                     217,132
 50,002               Nextel Communications, Inc. (Class A)                            402,516
 20,865               Openwave Systems Inc.                                            134,997
 60,256               Sprint Corp (PCS Group)                                          986,993
 48,394               United States Cellular Corporation                             1,943,019
 57,213               Verizon Communications Inc.                                    2,651,823

                      COMMUNICATIONS SERVICES (INTERNATIONAL) - 33%
                      ---------------------------------------
 44,776               Cable & Wireless Plc (ADR)                                       525,222
 66,975               China Mobile (Hong Kong) Limited (ADR)                           961,761
 33,202               Deutsche Telekom AG (ADR)                                        491,722
 43,030 (4)           Millicom International Cellular S.A.                             468,597
 14,619               NTT DoCoMo, Inc. (ADR)                                           764,866
 61,200               SK Telecom Co., Ltd. (ADR)                                     1,341,504
 35,695               Sonera Oy (ADR)                                                  167,767
 18,103               Telecom Italia SpA (ADR)                                       1,446,068
 36,479 (2)           Telefonica S.A. (ADR)                                          1,295,734
 56,339               Vodafone Group Plc (ADR)                                       1,222,556

                      COMMUNICATIONS EQUIPMENT - 37%
                      ------------------------
  3,720               Avaya Inc.                                                        31,992
 30,203               Comverse Technology, Inc.                                        645,438
 38,457               Conexant Systems, Inc.                                           501,479
126,004               LM Ericsson AB (ADR)                                             546,857
 23,276               Harmonic Inc.                                                    310,735
 74,694               Kopin Corporation                                                850,765
 44,299               Lucent Technologies Inc.                                         289,715
 54,797               Motorola, Inc.                                                   729,348
 58,004               Nokia Oy (ADR)                                                 1,360,194
 52,931 (4)           Nortel Networks Corporation                                      383,220
 62,122               Powerwave Technologies, Inc.                                   1,145,530
 23,001               QUALCOMM Incorporated                                          1,015,034
 41,330               RF Micro Devices, Inc.                                           756,752
 20,957               Research In Motion Limited                                       536,709
 54,081               TriQuint Semiconductor, Inc.                                     595,431
                                                                                   -----------
                            Total investments (total cost $83,023,563) - 99%       $25,776,361
                                                                                   ===========

                                     FT 415
                     WORLDWIDE WIRELESS PORTFOLIO, SERIES 2

                       SCHEDULE OF INVESTMENTS (continued)

                                January 31, 2002





(1)     Percentages are calculated based on net assets.

(2)     The number of shares reflects the effect of two 2% stock dividends.

(3) In July 2001, AT&T Corp. ("AT&T"), one of the Trust's original holdings, spun off AT&T Wireless Services, Inc. ("AT&T Wireless"). Each shareholder of AT&T received .3218 shares of AT&T Wireless for each share of AT&T held.

(4) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.




See notes to financial statements.

                                     FT 415
                     WORLDWIDE WIRELESS PORTFOLIO, SERIES 2

                            STATEMENTS OF OPERATIONS

                                                                                  Period from
                                                                                 March 3, 2000
                                                                               (Initial Date of
                                                                  Year ended      Deposit) to
                                                                  January 31,     January 31,
                                                                     2002            2001
Dividend income (net of foreign taxes withheld
    of $30,597 in 2002)                                       $    271,406    $    374,222

Expenses:
    Trustee and other service fees                                (155,792)       (123,213)
    Creation and development fees                                  (95,803)       (180,301)
    Evaluator's fees                                               (31,805)        (37,034)
    Supervisory fees                                               (38,813)        (44,497)
    Administrative fees                                             (9,711)        (23,569)
    Other expenses                                                 (20,040)              -
                                                             -------------------------------
    Total expenses                                                (351,964)       (408,614)
                                                             -------------------------------
        Investment income (loss) - net                             (80,558)        (34,392)

Net gain (loss) on investments:
    Net realized gain (loss)                                   (15,524,274)     (9,211,725)
    Change in net unrealized appreciation
        (depreciation)                                         (15,122,284)    (42,124,918)
                                                             -------------------------------
                                                               (30,646,558)    (51,336,643)
                                                             -------------------------------
Net increase (decrease) in net assets
    resulting from operations                                 $(30,727,116)   $(51,371,035)
                                                             ===============================


See notes to financial statements.

                                     FT 415
                     WORLDWIDE WIRELESS PORTFOLIO, SERIES 2

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                                 March 3, 2000
                                                                  Year ended   (Initial Date of
                                                                  January 31,     Deposit) to
                                                                     2002      January 31, 2001
Net increase (decrease) in net assets
         resulting from operations:
    Investment income (loss) - net                            $    (80,558)   $    (34,392)
    Net realized gain (loss) on investments                    (15,524,274)     (9,211,725)
    Change in net unrealized appreciation
        (depreciation) on investments                          (15,122,284)    (42,124,918)
                                                              -----------------------------
    Net increase (decrease) in net assets
        resulting from operations                              (30,727,116)    (51,371,035)
                                                              -----------------------------
Units issued                                                             -     132,728,273
    Deferred sales charge                                          (20,325)     (5,623,348)
    Organization costs                                             (26,851)       (159,815)
                                                              -----------------------------
        Total                                                      (47,176)    126,945,110
                                                              -----------------------------

Unit redemptions                                                (8,917,041)     (9,886,468)

Distributions to unit holders:
    Investment income - net                                              -               -
    Principal from investment transactions                               -               -
                                                              -----------------------------
        Total distributions                                              -               -
                                                              -----------------------------
Total increase (decrease) in net assets                        (39,691,333)     65,687,607

Net assets:
    Beginning of the period                                     65,831,207         143,600
                                                              -----------------------------
    End of the period                                          $26,139,874     $65,831,207
                                                              =============================
Distributable funds (deficit) at end of the period              $6,199,466      $5,011,252
                                                              =============================
Trust units:
    Beginning of the period                                     13,974,622          15,072
    Issued                                                               -      16,066,709
    Redemptions                                                 (3,061,608)     (2,107,159)
                                                              -----------------------------
    End of the period                                           10,913,014      13,974,622
                                                              =============================
See notes to financial statements.

                                     FT 415
                     WORLDWIDE WIRELESS PORTFOLIO, SERIES 2

                          NOTES TO FINANCIAL STATEMENTS



1.    Organization

FT 415, Worldwide Wireless Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of companies which provide products and/or services used in wireless communications.


2.    Significant Accounting Policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors, L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.25% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.75% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $187,005, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective February 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at January 31, 2002 follows:


                  Unrealized depreciation                      $(57,247,202)
                  Unrealized appreciation                                 -
                                                               -------------
                                                               $(57,247,202)
                                                               =============

4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.350 per unit which was paid to the Sponsor over a five-month period ended February 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the Public Offering Price, which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data for a unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                                  Period from
                                                                                 March 3, 2000
                                                                               (Initial Date of
                                                                  Year ended      Deposit) to
                                                                  January 31,     January 31,
                                                                     2002            2001


Dividend income                                                   $  .022         $  .028
Expenses                                                            (.028)          (.031)
                                                                  ------------------------
        Investment income (loss) - net                              (.006)          (.003)

Distributions to unit holders:
    Investment income - net                                            -                -
    Principal from investment transactions                             -                -

Net gain (loss) on investments                                     (2.310)         (4.814)
                                                                  ------------------------
        Total increase (decrease) in net assets                    (2.316)         (4.817)

Net assets:
    Beginning of the period                                         4.711           9.528
                                                                  ------------------------

    End of the period                                              $2.395          $4.711
                                                                  ========================

Total return                                                      (49.16)%
Ratio of total expenses to average net assets                        .80%
Ratio of net investment income (loss) to average
   net assets                                                       (.18)%

                                     FT 415
                     WORLDWIDE WIRELESS PORTFOLIO, SERIES 2

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


              SPONSOR:                Nike Securities L.P.
                                      1001 Warrenville Road
                                      Lisle, Illinois  60532
                                      (800) 621-1675

              TRUSTEE:                JPMorgan Chase Bank
                                      4 Chase MetroTech Center, 3rd Floor
                                      Brooklyn, New York  11245

              LEGAL COUNSEL           Chapman and Cutler
              TO SPONSOR:             111 West Monroe Street
                                      Chicago, Illinois  60603

              LEGAL COUNSEL           Carter, Ledyard & Milburn
              TO TRUSTEE:             2 Wall Street
                                      New York, New York  10005

              INDEPENDENT             Deloitte & Touche LLP
              AUDITORS:               180 North Stetson Avenue
                                      Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.





                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                                   NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                             ONLY BE USED WITH PART ONE
Dated April 30, 2002                                             AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs"), U.S. Treasury zero coupon bonds ("Treasury Obligations") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FIRST TRUST (R)

                             1-800-621-9533

                             Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          5
Distribution of Units                                    5
The Sponsor's Profits                                    6
The Secondary Market                                     6
How We Purchase Units                                    6
Expenses and Charges                                     6
Tax Status                                               7
Retirement Plans                                        10
Rights of Unit Holders                                  10
Income and Capital Distributions                        10
Redeeming Your Units                                    11
Removing Securities from a Trust                        12
Amending or Terminating the Indenture                   13
Information on the Sponsor, Trustee and Evaluator       13
Other Information                                       14

                      The FT Series

The FT Series Defined.

We, Nike Securities L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special Situations Trust. See Part One for a description of the series and Trusts for which this Part Two Prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among Nike Securities L.P., as Sponsor, JP Morgan Chase Bank as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds, Treasury Obligations and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "The Objective of the Trusts" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                      Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons including, the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

The value of the Treasury Obligations will be adversely affected by decreases in bond prices and increases in interest rates. Zero coupon bonds do not provide for the payment of any current interest. The buyer receives only the right to receive a final payment of the face amount of the bond at its maturity. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are bonds of comparable quality that pay interest currently.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in certain of the Trusts may be issued by companies with market capitalizations of less than $1.5 billion. Smaller companies present some unique investment risks. Small-caps may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Distributions. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Because the Treasury Obligations pay no interest until their maturity, Equity Securities may have to be sold to pay Trust expenses or meet redemption requests. As the Treasury Obligations ensure that certain Trusts will be able to provide $10 per Unit at such Trust's termination, they will not be sold to pay expenses of that Trust or to meet redemption requests unless their sale will not reduce the per Unit termination value below $10. The sale of a portion of the Equity Securities in these situations will reduce the capital appreciation potential of such Trust. In addition, although the Treasury Obligations pay no interest until they mature, they are deemed for federal income tax purposes to have been issued with original issue discount which accrues on a daily basis over their life. Each year you must include as part of your taxable income the amount of any accreted original issue discount on the Treasury Obligations. Therefore, you will be taxed on the Treasury Obligations even prior to receiving any cash distributions. See "Tax Status" for further information.

Termination Value. If your Trust has been designed to return to investors at least $10 per Unit only at termination and you redeem or sell your Units prior to termination of your Trust, the amount you will receive will be affected by the values at that time of the Treasury Obligations and of the Equity Securities, and you may receive less than $10 per Unit.

Preferred Stocks. Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a company and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed income investments.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. The closed-end investment companies in turn invest in other securities. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                     Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate offering side evaluation of the Treasury Obligations;

- The aggregate underlying value of the Securities (except the Treasury Obligations);

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

Investors purchasing Units through registered broker/ dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will generally not be assessed the transactional sales charge described in this section on the purchase of Units. However, investors purchasing Units of Trusts with an Initial Date of Deposit, as set forth in Part One of the prospectus, of July 1, 2000 or earlier will purchase Fee Accounts Units at the Public Offering Price less the applicable dealer concession. Trusts with an Initial Date of Deposit, as set forth in Part One of the prospectus, on or after August 7, 2001 are not eligible for Fee Accounts purchases. Certain Fee Accounts Unit holders may be assessed transaction or other account fees on the purchase and/or redemption of such Units by their broker/dealer or other processing organizations for providing certain transaction or account activities. We reserve the right to limit or deny purchases of Units not subject to a sales charge by investors whose frequent trading activity we determine to be detrimental to a Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Treasury Obligations will be determined on the basis of current offering prices.

The aggregate underlying value of the Securities (except the Treasury Obligations) in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance. We may also, from time to time, use advertising which classifies trusts according to capitalization and/or investment style.

                  The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                  The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                  How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                  Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

First Trust Advisors L.P., an affiliate of ours, will be compensated for providing bookkeeping and other administrative services to the Trusts and, as Sponsor, we will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also chargeable to such Trusts. In addition, First Trust Advisors L.P. acts as both Portfolio Supervisor and Evaluator to certain Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory and evaluation services to the Trusts. For certain Trusts, Securities Evaluation Service, Inc. acts as Evaluator, and will receive a fee as set forth under "Summary of Essential Information" in Part One of this prospectus. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts.

The fees payable to First Trust Advisors L.P., Securities Evaluation Service, Inc. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing services to all unit investment trusts be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status." However, for certain Trusts, Treasury Obligations will not be sold to pay expenses unless their sale will not reduce the per Unit termination value below $10.

Each Trust will be audited annually. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit.
Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                       Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

Assets of the Trusts.

Each Trust will hold one or more of the following: (i) stock in domestic and foreign corporations (the "Stocks"), (ii) interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities and Treasury Obligations (collectively, the "Debt Obligations") and (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt and that the RIC Shares and the REIT Shares constitute qualifying shares in regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, each Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from a Trust which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, or in the case of accruals of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code, however, treats certain capital gains as ordinary income in special situations (for example, in the case of gain on the Debt Obligations attributable to market discount). In addition, capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. In the case of capital gains dividends, the portion of the capital gains dividend, if any, that may be treated as long term gain from property held more than five years eligible for the 18% (or 8%) tax rate, or that may be subject to the 25% tax rate, will be made based on regulations prescribed by the United States Treasury.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to be received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. Your basis of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some of the Debt Obligations may give the issuers a right to defer payments on the Debt Obligations. Such Debt Obligations are subject to special treatment under the original issue discount rules. Among other things, this treatment may result in you being required to recognize income for federal income tax purposes in a particular year with respect to a Debt Obligation even though the actual cash payments on the Debt Obligation have been deferred to a later year.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation. Market discount can arise based on the price your Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is disposed of or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation, generally including sales charges, exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units includes accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs. Distributions on a RIC Share are eligible for the dividends received deduction only to the extent that the dividends received by the Unit owner are attributable to dividends received by the RIC itself from certain domestic corporations and are designated by the RIC as being eligible for the dividends received deduction. Finally, because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions.

Under certain circumstances, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive whole

Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a Trust Asset or a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional portion.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. However, individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Interest and dividend payments on your Trust Assets of foreign companies that are paid to your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

                    Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                 Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

            Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering
Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES. See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                  Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, to be eligible to participate in the In-Kind Distribution at redemption, Fee Accounts Unit holders must have held their Units for at least one month. No In-Kind Distribution requests submitted during the nine business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

            Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from each Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

          Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to registered account holders which will specify how certificates, if any, should be tendered to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send you a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges and subject to any additional restrictions imposed on Fee Accounts Units by "wrap fee" plans) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

    Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, Nike Securities L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $40 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 2001, the total partners' capital of Nike Securities L.P. was $17,560,001 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is JP Morgan Chase Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 Chase MetroTech Center, 3rd Floor, Brooklyn, New York 11245. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus and registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements for periods prior to that audited by Deloitte & Touche LLP were audited by other auditors whose report expressed an unqualified opinion on those financial statements.

                             First Trust(R)

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                            NIKE SECURITIES L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          JP Morgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                             April 30, 2002

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                  Bandwidth Solutions Portfolio Series
                       Bandwidth Portfolio Series

                                FT Series

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated April 30, 2002                                     PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Bandwidth Industry. Because more than 25% of each Trust is invested in telecommunications companies which are focusing on bandwidth technologies, each Trust is considered to be concentrated in the bandwidth technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. The market for high technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/bandwidth companies are subject to substantial governmental regulation, which among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications stocks can experience rapid volatility.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                  Bandwidth Solutions Portfolio Series
                       Bandwidth Portfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                  Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                              First Trust(R)

                    Bandwidth Solutions Portfolio Series
                         Bandwidth Portfolio Series

                               The FT Series

                           Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 30, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Bandwidth                                                   2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial

Page 1

reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Bandwidth. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of a Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in a Trust's portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2


                    e-Infrastructure Portfolio Series
                                FT Series

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated April 30, 2002                                     PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FIRST TRUST (R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of technology companies which provide the infrastructure which helped build the Internet.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in the common stocks of companies in the technology industry, these Trusts are considered to be concentrated in the technology industry. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                    e-Infrastructure Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                               First Trust(R)

                       e-Infrastructure Portfolio Series

                                The FT Series

                            Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 30, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Litigation
   Microsoft Corporation                                       2
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trust consist of securities of foreign issuers, an investment in the Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trust, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trust.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trust are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trust and on the ability of the Trust to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trust relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by the Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The court entered into a final judgment on June 7, 2000 in which it called for Microsoft to be broken up into two separate companies, one composed of the company's operating systems and the other containing its applications software business. The court also called for significant operating restrictions to be placed on the company until such time as the separation was completed. Microsoft has stated that it will appeal the rulings against it after the penalty phase and final decree. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                 Genomics & Proteomics Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated April 30, 2002                                      PART ONE AND PART TWO

The Trusts consist of a diversified portfolio of common stocks (the "Securities") issued by companies in the industry sector or investment focus for which the Trusts are named. The Trusts seek to provide monthly income and the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

Each Trust's objective is to provide investors with monthly income and the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of biotechnology companies and pharmaceutical companies that are actively participating in genomics and proteomics research. Biotechnology companies are continually trying to understand the cause of disease in order to find appropriate treatments or even cures. Two of the more prominent methods used to increase the speed and accuracy of drug discovery and development are genomics and proteomics.

Genomics. Genomics refers to the study of the entire collection of human genes. By deciphering the human genetic code, researchers hope to expose the genes that are responsible for the disease they are targeting. Advances in this area allow researchers to develop starting points to treat the causes of the targeted disease.

Proteomics. Proteomics is the link between genes, proteins and disease. Protein mediators control the gene's actions and are responsible for normal biological functions and disease mechanisms. Many of the top selling drugs either target proteins or are proteins. Development in this area should help to identify how diseases start and how they progress.

A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely.

You should be aware that predictions stated herein for the biotechnology and pharmaceutical industries may not be realized. In addition, the Securities contained in each Trust are not intended to be representative of the biotechnology and pharmaceutical industries as a whole and the performance of each Trust is expected to differ from that of the biotechnology and pharmaceutical industries. Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Biotechnology/Pharmaceutical Industries. Because more than 25% of each Trust is invested in common stock of biotechnology and pharmaceutical companies, each Trust is considered to be concentrated in the biotechnology and pharmaceutical industries. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Biotechnology and pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                    Your maximum
  If you invest                       sales charge
(in thousands):*                           will be:
_________________                   _____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                 Genomics & Proteomics Portfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                   Genomics & Proteomics Portfolio Series

                              The FT Series

                          Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 30, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Biotechnology/Pharmaceutical                                1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Biotechnology/Pharmaceutical. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail.

Companies involved in advanced medical devices and instruments, drugs and biotech have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

Page 1


As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the biotechnology/pharmaceuticals sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that a Trust's objective will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs). The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trusts.

Page 2


                   Global Technology Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated April 30, 2002                                      PART ONE AND PART TWO

The Trusts consist of a diversified portfolio of common stocks (the "Securities") issued by companies in the industry sector or investment focus for which the Trusts are named. The Trusts seek to provide monthly income and the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

Each Trust's objective is to provide investors with monthly income and the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of technology companies which are working to meet the potential increase in worldwide demand for telecommunications and technology that is being created by the e-revolution. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely.

You should be aware that predictions stated herein for the technology industry may not be realized. In addition, the Securities contained in each Trust are not intended to be representative of the technology industry as a whole and the performance of each Trust is expected to differ from that of the technology industry. Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stock of technology companies, each Trust is considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                    Your maximum
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   ____________
$50 but less than $100              4.25%
$100 but less than $250             4.00%
$250 but less than $500             3.50%
$500 or more                        2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                   Global Technology Portfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                              First Trust(R)

                    Global Technology Portfolio Series

                               The FT Series

                          Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 30, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

               Software Innovations 2000 Portfolio Series
                  Software Innovations Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated April 30, 2002                                      PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of companies that provide software products and services to address a wide variety of business needs, including application, computer data security, e-Business, enterprise and storage management.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stocks of companies in the technology industry, these Trusts are considered to be concentrated in the technology industry. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

               Software Innovations 2000 Portfolio Series
                  Software Innovations Portfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust(R)

                Software Innovations 2000 Portfolio Series

                             The FT Series

                          Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 30, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Litigation
   Microsoft Corporation                                       2
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in a Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by the Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The federal appeals court overturned a June 7, 2000 ruling which called for Microsoft to be broken up into two separate companies, one composed of the company's operating systems and the other containing its applications software business. The appeals court has sent the case back to the lower court to determine penalties. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                  World Wide Wireless Portfolio Series
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated April 30, 2002                                      PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of telecommunications companies which provide products and/or services used in wireless communications.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Communications Industry. Because more than 25% of each Trust is invested in the common stocks of communications companies, these Trusts are considered to be concentrated in the communications industry. The market for high technology wireless communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications companies are subject to substantial governmental regulation, which among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications stocks can experience rapid volatility.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                  World Wide Wireless Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                              First Trust(R)

                    World Wide Wireless Portfolio Series

                               The FT Series

                           Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 30, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Communication                                               2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trust consist of securities of foreign issuers, an investment in the Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers

Page 1

are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trust, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trust.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trust are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trust and on the ability of the Trust to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trust relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by the Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Communications. An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in the communications sector in general. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the Trusts' Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trust's portfolio are engaged in fierce competition for a share of the market for their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

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              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors


                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 415 BANDWIDTH PORTFOLIO, SERIES 3, E-INFRASTRUCTURE PORTFOLIO, SERIES 2, GENOMICS & PROTEOMICS PORTFOLIO SERIES, GLOBAL TECHNOLOGY PORTFOLIO SERIES, SOFTWARE INNOVATIONS 2000 PORTFOLIO, SERIES 3, WORLD WIDE WIRELESS PORTFOLIO, SERIES 2, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on May 31, 2002.

                              FT 415
                              BANDWIDTH PORTFOLIO, SERIES 3
                              E-INFRASTRUCTURE PORTFOLIO, SERIES 2
                              GENOMICS & PROTEOMICS PORTFOLIO SERIES
                              GLOBAL TECHNOLOGY PORTFOLIO SERIES
                              SOFTWARE INNOVATIONS 2000 PORTFOLIO, SERIES 3 WORLD WIDE WIRELESS PORTFOLIO, SERIES 2
                                    (Registrant)
                              By  NIKE SECURITIES L.P.
                                    (Depositor)


                              By  Robert M. Porcellino
                                  Senior Vice President


                           S-2

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                  TITLE*                 DATE

David J. Allen              Director           )
                            of Nike Securities )
                            Corporation, the   )  May 31, 2002
                            General Partner of )
                            Nike Securities L.P.)
                                               )
Judith M. Van Kampen        Director           )
                            of Nike Securities )  Robert M. Porcellino
                            Corporation, the   )  Attorney-in-Fact**
                            General Partner of )
                            Nike Securities L.P.)

Karla M. Van Kampen-Pierre  Director          )
                            of Nike Securities )
                            Corporation, the   )
                            General Partner of )
                            Nike Securities L.P.)

David G. Wisen              Director           )
                            of Nike Securities )
                            Corporation, the   )
                            General Partner of )
                            Nike Securities L.P.)



       * The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


                               S-3

                  INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of FT Series of our reports dated May 15, 2002 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Deloitte & Touche LLP



Chicago, Illinois
May 27, 2002